Business (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Business [Line Items]
Date of incorporation	Oct. 03, 2022		Oct. 03, 2022
Newly issued shares (in Shares)	9,795,733		9,795,733
Cash and cash equivalents	$ 99,792		$ 551,552	$ 504,335
Decrease amount	(451,760)	$ 116,454	47,217	$ (124,436)	$ (19,108)
Aggregate outstanding principal balance	602,877		552,877
Aggregate principal amount			1,400,000
Mature in Current 2025 Fiscal Year [Member]
Business [Line Items]
Maturity amount	420,000		370,000
Mature in 2026 or 2027 Fiscal Year [Member]
Business [Line Items]
Maturity amount	182,877		$ 182,877
Unrelated Parties Under Notes Payable [Member]
Business [Line Items]
Aggregate principal amount	$ 1,400,000
Stirling Bridge Group, Inc [Member]
Business [Line Items]
Acquired percentage		100.00%	100.00%
Minimum [Member]
Business [Line Items]
Notes bear interest			9.75%
Minimum [Member] | Unsecured Debt [Member]
Business [Line Items]
Notes bear interest	6.50%		6.50%
Maximum [Member]
Business [Line Items]
Notes bear interest	12.00%		12.00%
Maximum [Member] | Unsecured Debt [Member]
Business [Line Items]
Notes bear interest	11.25%		11.25%
Minimum [Member]
Business [Line Items]
Notes bear interest	9.75%